Insurance Contract Liabilities - Provision for losses and loss adjustment expenses, gross (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Paid on claims occurring during:
Unpaid losses from loss reserves assumed from European Run-off		$ 347.7
Loss and loss adjustment expenses attributable to European Run-off		196.9
Insurance contracts, Gross
Changes in the property and casualty provision for losses and loss adjustment expenses
Provision for losses and loss adjustment expenses - January 1	$ 30,809.3	28,500.2
Decrease in estimated losses and expenses for claims occurring in the prior years	(283.1)	(267.7)
Losses and expenses for claims occurring in the current year	14,396.8	12,303.9
Paid on claims occurring during:
the current year	(3,148.6)	(2,987.5)
the prior years	(7,212.8)	(7,338.0)
Acquisitions of subsidiaries	297.3
Divestiture of subsidiary	(18.7)
Foreign exchange effect and other	(417.4)	598.4
Provision for losses and loss adjustment expenses - December 31	$ 34,422.8	$ 30,809.3